Shareholders’ Equity (Details) - Schedule of Ordinary Share Capital - shares	Jun. 30, 2023	Dec. 31, 2022
Schedule of Ordinary Share Capital [Abstract]
Ordinary shares, Authorized	107,800,000	47,800,000
Ordinary shares, Issued and outstanding	49,048,703	19,851,833